UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2027

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.
(a)

JLens 500 Jewish Advocacy U.S. ETF Ticker: TOV Listed on: NYSE Arca, Inc.	July 31, 2026 Semi-Annual Shareholder Report https://investjewishly.org

This semi-annual shareholder report contains important information about the JLens 500 Jewish Advocacy U.S. ETF (the “Fund”) for the period of February 1, 2026 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://investjewishly.org. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.18%

KEY FUND STATISTICS (as of Period End)
Net Assets	$263,754,872	Fund Advisory Fees	$210,068
# of Portfolio Holdings	499	Portfolio Turnover Rate*	2%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	36.4%
Financials	12.7%
Communication Services	10.2%
Health Care	9.3%
Consumer Discretionary	9.1%
Industrials	8.8%
Consumer Staples	4.5%
Energy	3.4%
Utilities	2.1%
Materials	1.6%
Real Estate	1.7%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.3%
Apple, Inc.	6.9%
Alphabet, Inc. - Class A	5.4%
Microsoft Corp.	5.3%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	1.9%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Berkshire Hathaway, Inc. - Class B	1.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://investjewishly.org. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: July 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 10.2%
Advertising - 0.2%
AppLovin Corp. - Class A (a)	1,029	$407,381
Omnicom Group, Inc.	1,134	89,246
		496,627
Alternative Carriers - 0.1%
AST SpaceMobile, Inc. (a)	1,039	61,280
Space Exploration Technologies Corp. - Class A (a)	2,228	241,449
		302,729
Broadcasting - 0.0% (b)
Fox Corp. - Class A	1,323	77,038

Cable & Satellite - 0.0% (b)
Charter Communications, Inc. - Class A (a)	274	39,724
EchoStar Corp. - Class A (a)	533	44,820
		84,544
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	28,652	666,159
Comcast Corp. - Class A	14,624	350,391
Verizon Communications, Inc.	16,990	795,302
		1,811,852
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	879	184,467
ROBLOX Corp. - Class A (a)	2,412	85,867
Take-Two Interactive Software, Inc. (a)	637	154,740
		425,074
Interactive Media & Services - 7.8%
Alphabet, Inc. - Class A	40,132	14,292,209
Alphabet, Inc. - Class C	3,568	1,272,527
Meta Platforms, Inc. - Class A	8,784	4,890,141
Reddit, Inc. - Class A (a)	497	69,913
		20,524,790
Movies & Entertainment - 1.1%
Liberty Media Corp.-Liberty Formula One - Class C (a)	1,735	170,256
Live Nation Entertainment, Inc. (a)	544	94,727
Netflix, Inc. (a)	16,776	1,203,007
Spotify Technology SA (a)	663	331,460
Walt Disney Co.	7,244	696,800
Warner Bros Discovery, Inc. (a)	9,884	259,949
		2,756,199
Publishing - 0.0% (b)
News Corp. - Class A	1,934	53,301

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	1,903	$328,667
Total Communication Services		26,860,821

Consumer Discretionary - 9.1%
Apparel Retail - 0.4%
Burlington Stores, Inc. (a)	204	75,170
Ross Stores, Inc.	1,265	317,603
TJX Cos., Inc.	4,326	680,653
		1,073,426
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	455	54,086
Tapestry, Inc.	716	109,097
		163,183
Automobile Manufacturers - 1.6%
Ford Motor Co.	16,400	240,752
General Motors Co.	3,923	348,598
Rivian Automotive, Inc. - Class A (a)	3,094	47,091
Tesla, Inc. (a)	11,684	3,636,177
		4,272,618
Automotive Retail - 0.3%
AutoZone, Inc. (a)	70	211,138
Carvana Co. (a)	2,570	160,265
O'Reilly Automotive, Inc. (a)	3,415	305,130
		676,533
Broadline Retail - 4.1%
Amazon.com, Inc. (a)	39,487	10,723,880
eBay, Inc.	1,800	205,218
		10,929,098
Casinos & Gaming - 0.0% (b)
Las Vegas Sands Corp.	1,381	67,517

Computer & Electronics Retail - 0.0% (b)
Best Buy Co., Inc.	647	55,810

Consumer Electronics - 0.1%
Garmin Ltd.	598	175,680

Footwear - 0.1%
NIKE, Inc. - Class B	4,661	194,410

Home Furnishings - 0.0% (b)
Somnigroup International, Inc.	640	41,811

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Home Improvement Retail - 0.7%
Home Depot, Inc.	3,886	$1,289,997
Lowe's Cos., Inc.	2,169	450,740
		1,740,737
Homebuilding - 0.1%
DR Horton, Inc.	991	141,773
Lennar Corp. - Class A	915	75,350
NVR, Inc. (a)	9	55,323
PulteGroup, Inc.	642	81,194
		353,640
Homefurnishing Retail - 0.0% (b)
Williams-Sonoma, Inc.	447	102,211

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (a)	1,682	254,857
Booking Holdings, Inc.	3,186	614,579
Carnival Corp. Ltd.	5,057	140,635
Expedia Group, Inc.	531	156,507
Hilton Worldwide Holdings, Inc.	907	290,685
Marriott International, Inc. - Class A	939	350,087
Royal Caribbean Cruises Ltd.	961	305,886
Viking Holdings Ltd. (a)	690	72,002
		2,185,238
Other Specialty Retail - 0.1%
Tractor Supply Co.	1,921	59,109
Ulta Beauty, Inc. (a)	138	70,771
		129,880
Restaurants - 0.7%
Chipotle Mexican Grill, Inc. (a)	5,185	192,986
Darden Restaurants, Inc.	471	95,886
DoorDash, Inc. - Class A (a)	1,380	270,701
McDonald's Corp.	2,849	771,053
Starbucks Corp.	4,352	458,048
Yum! Brands, Inc.	1,014	155,426
		1,944,100
Total Consumer Discretionary		24,105,892

Consumer Staples - 4.5%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	2,209	175,108
Bunge Global SA	632	67,137
		242,245
Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	2,005	1,908,539

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Dollar General Corp.	848	$107,738
Dollar Tree, Inc. (a)	842	107,111
Target Corp.	1,749	252,713
Walmart, Inc.	20,389	2,267,257
		4,643,358
Distillers & Vintners - 0.0% (b)
Constellation Brands, Inc. - Class A	640	83,347

Food Distributors - 0.1%
Sysco Corp.	2,201	187,613
US Foods Holding Corp. (a)	1,033	103,910
		291,523
Food Retail - 0.1%
Casey's General Stores, Inc.	134	116,714
Kroger Co.	3,179	183,555
		300,269
Household Products - 0.8%
Church & Dwight Co., Inc.	1,043	103,059
Colgate-Palmolive Co.	3,843	350,866
Kimberly-Clark Corp.	1,457	159,265
Procter & Gamble Co.	11,217	1,620,744
		2,233,934
Packaged Foods & Meats - 0.3%
Hershey Co.	681	119,209
Kraft Heinz Co.	5,608	144,967
Mondelez International, Inc. - Class A	6,088	379,343
Tyson Foods, Inc. - Class A	1,306	75,696
		719,215
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	1,048	87,927
Kenvue, Inc.	8,858	170,428
		258,355
Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	20,339	1,781,493
Keurig Dr Pepper, Inc.	5,892	183,359
Monster Beverage Corp. (a)	3,106	299,356
PepsiCo, Inc.	6,447	899,744
		3,163,952
Total Consumer Staples		11,936,198

Energy - 3.4%
Integrated Oil & Gas - 1.8%
Chevron Corp.	8,514	1,675,811
ExxonMobil Holdings Corp.	17,948	2,789,837

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Occidental Petroleum Corp.	4,260	$243,118
		4,708,766
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	4,030	243,775
Halliburton Co.	3,779	121,873
SLB Ltd.	6,341	314,450
		680,098
Oil & Gas Exploration & Production - 0.4%
Devon Energy Corp.	4,721	213,059
Diamondback Energy, Inc.	985	199,906
EOG Resources, Inc.	2,247	334,106
EQT Corp.	2,350	125,232
Expand Energy Corp.	1,083	101,834
Texas Pacific Land Corp.	248	99,840
		1,073,977
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	1,304	412,677
Phillips 66	1,698	359,432
Valero Energy Corp.	1,333	417,096
		1,189,205
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	900	237,213
Kinder Morgan, Inc.	8,127	261,527
ONEOK, Inc.	2,594	235,561
Targa Resources Corp.	882	238,466
Williams Cos., Inc.	5,104	365,140
		1,337,907
Total Energy		8,989,953

Financials - 12.7%
Asset Management & Custody Banks - 1.2%
Ameriprise Financial, Inc.	315	171,940
Ares Management Corp. - Class A	700	89,663
Bank of New York Mellon Corp.	2,747	429,438
Blackrock, Inc.	1,182	1,288,841
Blackstone, Inc.	2,961	378,268
Carlyle Group, Inc.	938	43,167
KKR & Co., Inc.	2,808	284,815
Northern Trust Corp.	622	113,322
State Street Corp.	1,033	190,237
T Rowe Price Group, Inc.	848	94,764
		3,084,455
Commercial & Residential Mortgage Finance - 0.0% (b)
Rocket Cos., Inc. - Class A (a)	3,022	38,984

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Consumer Finance - 0.6%
American Express Co.	2,821	$948,561
Capital One Financial Corp.	2,448	511,657
SoFi Technologies, Inc. (a)	5,081	82,871
Synchrony Financial	1,415	107,243
		1,650,332
Diversified Banks - 3.3%
Bank of America Corp.	29,228	1,810,675
Citigroup, Inc.	7,059	934,965
Fifth Third Bancorp	2,995	169,218
First Citizens BancShares, Inc. - Class A	32	69,973
JPMorgan Chase & Co.	11,019	3,876,374
KeyCorp	4,355	98,379
PNC Financial Services Group, Inc.	1,506	376,304
US Bancorp	5,899	371,696
Wells Fargo & Co.	12,341	1,066,879
		8,774,463
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,684	211,494

Financial Exchanges & Data - 0.8%
Cboe Global Markets, Inc.	426	132,158
CME Group, Inc.	1,458	390,438
Coinbase Global, Inc. - Class A (a)	863	126,222
Intercontinental Exchange, Inc.	2,226	339,420
Moody's Corp.	670	320,515
MSCI, Inc.	267	152,788
Nasdaq, Inc.	1,800	169,542
S&P Global, Inc.	1,192	491,021
		2,122,104
Insurance Brokers - 0.4%
Aon PLC - Class A	844	304,304
Arthur J Gallagher & Co.	980	244,432
Brown & Brown, Inc.	895	63,008
Marsh & McLennan Cos., Inc.	1,916	363,446
Willis Towers Watson PLC	323	108,502
		1,083,692
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	6,564	690,795
Goldman Sachs Group, Inc.	1,178	1,199,652
Interactive Brokers Group, Inc. - Class A	1,552	136,560
LPL Financial Holdings, Inc.	253	89,486
Morgan Stanley	4,841	1,018,643
Raymond James Financial, Inc.	617	108,580

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Robinhood Markets, Inc. - Class A (a)	3,057	$264,614
		3,508,330
Life & Health Insurance - 0.3%
Aflac, Inc.	1,826	232,778
MetLife, Inc.	2,113	203,123
Principal Financial Group, Inc.	863	98,123
Prudential Financial, Inc.	1,336	163,099
		697,123
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. - Class B (a)	7,504	3,838,596

Property & Casualty Insurance - 0.9%
Allstate Corp.	957	252,725
American International Group, Inc.	2,275	178,769
Arch Capital Group Ltd. (a)	1,358	136,520
Chubb Ltd.	1,489	522,163
Cincinnati Financial Corp.	530	94,170
Hartford Insurance Group, Inc.	1,007	142,903
Loews Corp.	582	67,518
Markel Group, Inc. (a)	47	88,470
Progressive Corp.	2,339	494,511
Travelers Cos., Inc.	868	324,944
W R Berkley Corp.	738	53,535
		2,356,228
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,692	121,232
Huntington Bancshares, Inc.	8,169	139,200
M&T Bank Corp.	553	136,198
Regions Financial Corp.	3,470	107,397
Truist Financial Corp.	5,085	263,606
		767,633
Transaction & Payment Processing Services - 2.0%
Affirm Holdings, Inc. (a)	963	68,864
Block, Inc. (a)	2,123	172,472
Corpay, Inc. (a)	243	92,853
Fidelity National Information Services, Inc.	2,125	95,136
Fiserv, Inc. (a)	2,201	118,722
Global Payments, Inc.	914	76,849
Mastercard, Inc. - Class A	3,417	1,958,283
PayPal Holdings, Inc.	3,828	219,000
Visa, Inc. - Class A	6,839	2,503,963
		5,306,142
Total Financials		33,439,576

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Health Care - 9.3%
Biotechnology - 1.9%
AbbVie, Inc.	7,329	$1,839,139
Alnylam Pharmaceuticals, Inc. (a)	502	103,171
Amgen, Inc.	2,199	846,967
Biogen, Inc. (a)	522	105,940
Gilead Sciences, Inc.	5,143	669,670
Incyte Corp. (a)	910	108,763
Insmed, Inc. (a)	751	74,049
Moderna, Inc. (a)	1,456	79,818
Natera, Inc. (a)	479	128,257
Regeneron Pharmaceuticals, Inc.	440	335,557
Revolution Medicines, Inc. (a)	762	142,898
United Therapeutics Corp. (a)	130	67,302
Vertex Pharmaceuticals, Inc. (a)	989	471,852
		4,973,383
Health Care Distributors - 0.3%
Cardinal Health, Inc.	913	210,017
Cencora, Inc.	716	222,920
McKesson Corp.	474	405,834
		838,771
Health Care Equipment - 1.3%
Abbott Laboratories	6,937	733,241
Becton Dickinson & Co.	1,117	184,997
Boston Scientific Corp. (a)	6,159	287,810
Dexcom, Inc. (a)	1,441	120,251
Edwards Lifesciences Corp. (a)	2,241	192,883
GE HealthCare Technologies, Inc.	1,780	121,076
IDEXX Laboratories, Inc. (a)	268	149,831
Intuitive Surgical, Inc. (a)	1,423	502,789
Medtronic PLC	5,221	445,821
ResMed, Inc.	596	125,744
STERIS PLC	295	67,378
Stryker Corp.	1,454	473,568
Zimmer Biomet Holdings, Inc.	921	86,509
		3,491,898
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	607	244,372
Tenet Healthcare Corp. (a)	268	68,281
		312,653
Health Care Services - 0.4%
Cigna Group	1,059	295,514
CVS Health Corp.	5,061	528,520
Labcorp Holdings, Inc.	322	99,563

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Quest Diagnostics, Inc.	426	$99,262
		1,022,859
Health Care Supplies - 0.0% (b)
Medline, Inc. (a)	1,832	71,961

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	631	128,585

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,134	156,912
Danaher Corp.	2,581	503,243
Illumina, Inc. (a)	563	115,471
IQVIA Holdings, Inc. (a)	665	156,288
Mettler-Toledo International, Inc. (a)	73	103,390
Thermo Fisher Scientific, Inc.	1,505	864,322
Waters Corp. (a)	426	160,734
West Pharmaceutical Services, Inc.	250	85,240
		2,145,600
Managed Health Care - 0.8%
Centene Corp. (a)	2,108	131,160
Elevance Health, Inc.	873	328,108
Humana, Inc.	454	165,193
UnitedHealth Group, Inc.	3,693	1,530,379
		2,154,840
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	8,398	548,473
Eli Lilly & Co.	3,526	4,050,810
Johnson & Johnson	10,099	2,588,879
Merck & Co., Inc.	10,494	1,366,319
Pfizer, Inc.	23,725	593,362
Royalty Pharma PLC - Class A	1,650	96,409
Viatris, Inc.	4,573	80,302
Zoetis, Inc.	1,758	135,876
		9,460,430
Total Health Care		24,600,980

Industrials - 8.8%
Aerospace & Defense - 2.5%
ATI, Inc. (a)	541	101,405
Axon Enterprise, Inc. (a)	305	160,967
Boeing Co. (a)	3,182	687,757
Carpenter Technology Corp.	192	99,775
Curtiss-Wright Corp.	147	106,428
FTAI Aviation Ltd.	393	80,958

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
General Dynamics Corp.	1,035	$396,840
General Electric Co.	4,293	1,545,780
HEICO Corp.	427	152,166
Howmet Aerospace, Inc.	1,587	447,946
L3Harris Technologies, Inc.	731	202,531
Lockheed Martin Corp.	959	558,848
Northrop Grumman Corp.	541	293,482
Rocket Lab Corp. (a)	2,201	142,955
RTX Corp.	5,464	1,175,962
Textron, Inc.	594	50,644
TransDigm Group, Inc.	214	268,437
Woodward, Inc.	173	62,410
		6,535,291
Agricultural & Farm Machinery - 0.2%
Deere & Co.	973	576,668

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	431	63,672
Expeditors International of Washington, Inc.	501	84,113
FedEx Corp.	871	267,745
United Parcel Service, Inc. - Class B	2,972	309,742
		725,272
Building Products - 0.4%
Carrier Global Corp.	3,130	193,465
Johnson Controls International PLC	2,605	382,049
Lennox International, Inc.	76	31,607
Trane Technologies PLC	879	399,901
		1,007,022
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	188	51,089
Old Dominion Freight Line, Inc.	601	127,496
XPO, Inc. (a)	437	87,824
		266,409
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	131	226,589
EMCOR Group, Inc.	158	125,994
MasTec, Inc. (a)	246	64,723
Quanta Services, Inc.	612	408,424
Sterling Infrastructure, Inc. (a)	120	71,613
		897,343
Construction Machinery & Heavy Transportation Equipment - 0.9%
Caterpillar, Inc.	1,869	1,522,880
Cummins, Inc.	542	343,736
PACCAR, Inc.	2,007	266,289

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Westinghouse Air Brake Technologies Corp.	675	$196,331
		2,329,236
Data Processing & Outsourced Services - 0.0% (b)
Broadridge Financial Solutions, Inc.	450	69,277
SS&C Technologies Holdings, Inc.	840	64,722
		133,999
Diversified Support Services - 0.1%
Cintas Corp.	1,312	268,475
Copart, Inc. (a)	3,425	99,736
		368,211
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	877	211,980
Eaton Corp. PLC	1,565	649,788
Emerson Electric Co.	2,207	330,653
Hubbell, Inc.	208	98,290
Nextpower, Inc. - Class A (a)	592	53,203
nVent Electric PLC	551	84,760
Rockwell Automation, Inc.	442	212,195
Vertiv Holdings Co. - Class A	1,477	356,799
		1,997,668
Environmental & Facilities Services - 0.2%
Republic Services, Inc.	764	160,860
Rollins, Inc.	1,020	38,730
Veralto Corp.	1,075	101,233
Waste Management, Inc.	1,497	339,145
		639,968
Heavy Electrical Equipment - 0.5%
Bloom Energy Corp. - Class A (a)	1,028	211,573
GE Vernova, Inc.	1,111	1,100,212
		1,311,785
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	1,599	426,069
Paychex, Inc.	1,263	147,569
		573,638
Industrial Conglomerates - 0.3%
3M Co.	2,157	380,236
DuPont de Nemours, Inc.	561	76,811
Honeywell International, Inc.	1,291	313,778
		770,825
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	490	100,264
Fortive Corp.	1,302	77,091
Illinois Tool Works, Inc.	1,098	315,071
Ingersoll Rand, Inc.	1,482	123,569

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Otis Worldwide Corp.	1,508	$108,501
Parker-Hannifin Corp.	501	489,242
RBC Bearings, Inc. (a)	124	68,363
Snap-on, Inc.	179	73,463
Xylem, Inc.	922	107,846
		1,463,410
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	2,570	224,721
Southwest Airlines Co.	2,151	96,730
United Airlines Holdings, Inc. (a)	1,273	154,453
		475,904
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	7,753	545,501

Rail Transportation - 0.5%
CSX Corp.	7,312	368,525
Norfolk Southern Corp.	869	291,532
Union Pacific Corp.	2,274	664,304
		1,324,361
Research & Consulting Services - 0.2%
Equifax, Inc.	458	79,060
Jacobs Solutions, Inc.	945	127,509
Leidos Holdings, Inc.	475	54,910
TransUnion	640	50,317
Verisk Analytics, Inc.	508	98,983
		410,779
Trading Companies & Distributors - 0.3%
Fastenal Co.	4,377	208,827
Ferguson Enterprises, Inc.	749	175,513
United Rentals, Inc.	228	246,071
W.W. Grainger, Inc.	159	219,773
Watsco, Inc.	115	35,570
		885,754
Total Industrials		23,239,044

Information Technology - 36.4% (c)
Application Software - 1.7%
Adobe, Inc. (a)	1,616	404,663
Atlassian Corp. - Class A (a)	549	55,457
Autodesk, Inc. (a)	852	199,538
Cadence Design Systems, Inc. (a)	1,100	374,022
Circle Internet Group, Inc. (a)	746	46,707
Datadog, Inc. - Class A (a)	1,282	343,538
Fair Isaac Corp. (a)	115	129,142

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Intuit, Inc.	1,123	$354,947
Palantir Technologies, Inc. - Class A (a)	8,848	1,088,835
PTC, Inc. (a)	457	62,700
Roper Technologies, Inc.	420	164,627
Salesforce, Inc.	3,274	602,481
Strategy, Inc. - Class A (a)	1,293	120,611
Synopsys, Inc. (a)	737	286,516
Workday, Inc. - Class A (a)	853	136,770
Zoom Communications, Inc. - Class A (a)	974	93,572
		4,464,126
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	4,214	759,995
Ciena Corp. (a)	513	193,427
Cisco Systems, Inc.	16,240	1,883,677
F5, Inc. (a)	224	90,176
Lumentum Holdings, Inc. (a)	302	215,610
Motorola Solutions, Inc.	659	287,159
		3,430,044
Electronic Components - 0.5%
Amphenol Corp. - Class A	4,917	790,162
Coherent Corp. (a)	697	183,234
Corning, Inc.	3,158	436,594
		1,409,990
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	685	218,570
Teledyne Technologies, Inc. (a)	179	117,347
		335,917
Electronic Manufacturing Services - 0.2%
Fabrinet (a)	142	61,828
Jabil, Inc.	426	134,211
TE Connectivity PLC	1,139	234,281
		430,320
Internet Services & Infrastructure - 0.5%
Akamai Technologies, Inc. (a)	569	65,537
Cloudflare, Inc. - Class A (a)	1,323	369,091
CoreWeave, Inc. - Class A (a)	1,338	96,028
MongoDB, Inc. (a)	237	79,983
Okta, Inc. (a)	613	87,003
Snowflake, Inc. - Class A (a)	1,286	377,158
Twilio, Inc. - Class A (a)	548	108,148
VeriSign, Inc.	341	98,897
		1,281,845
IT Consulting & Other Services - 0.5%
Accenture PLC - Class A	2,579	427,908

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Cognizant Technology Solutions Corp. - Class A	1,832	$101,401
International Business Machines Corp.	3,882	868,209
		1,397,518
Semiconductor Materials & Equipment - 1.7%
Applied Materials, Inc.	3,263	1,656,527
Entegris, Inc.	608	72,382
KLA Corp.	5,218	953,955
Lam Research Corp.	5,085	1,490,007
MKS, Inc.	260	77,337
Qnity Electronics, Inc.	836	109,667
Teradyne, Inc.	645	237,160
		4,597,035
Semiconductors - 14.8%
Advanced Micro Devices, Inc. (a)	6,558	3,122,592
Analog Devices, Inc.	1,927	707,999
Astera Labs, Inc. (a)	484	150,635
Broadcom, Inc.	18,757	7,301,725
Credo Technology Group Holding Ltd. (a)	571	118,191
First Solar, Inc. (a)	460	97,074
GlobalFoundries, Inc.	524	26,195
Intel Corp. (a)	17,791	1,604,748
Lattice Semiconductor Corp. (a)	544	67,603
MACOM Technology Solutions Holdings, Inc. (a)	275	69,146
Marvell Technology, Inc.	3,435	644,268
Microchip Technology, Inc.	2,118	157,346
Micron Technology, Inc.	4,530	3,728,326
Monolithic Power Systems, Inc.	194	276,650
NVIDIA Corp.	95,869	19,245,702
ON Semiconductor Corp. (a)	1,688	137,758
QUALCOMM, Inc.	4,364	644,170
SiTime Corp. (a)	89	47,633
Texas Instruments, Inc.	3,604	993,767
		39,141,528
Systems Software - 6.8%
Crowdstrike Holdings, Inc. - Class A (a)	3,924	748,935
Fortinet, Inc. (a)	2,558	414,268
Gen Digital, Inc.	2,195	60,253
Microsoft Corp.	30,212	14,040,121
Oracle Corp.	7,098	921,817
Palo Alto Networks, Inc. (a)	3,330	1,104,994
ServiceNow, Inc. (a)	4,245	472,171
Zscaler, Inc. (a)	456	68,947
		17,831,506

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Technology Distributors - 0.1%
CDW Corp.	489	$72,279
TD SYNNEX Corp.	296	75,687
		147,966
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	58,831	18,173,484
Dell Technologies, Inc. - Class C	1,280	518,874
Everpure, Inc. - Class A (a)	1,362	105,106
Hewlett Packard Enterprise Co.	5,188	248,505
HP, Inc.	3,796	103,517
IonQ, Inc. (a)	1,183	43,108
NetApp, Inc.	891	159,043
Sandisk Corp. (a)	585	710,676
Seagate Technology Holdings PLC	883	755,963
Super Micro Computer, Inc. (a)	1,926	54,698
Western Digital Corp.	1,369	745,886
		21,618,860
Total Information Technology		96,086,655

Materials - 1.6%
Aluminum - 0.0% (b)
Alcoa Corp.	1,052	47,614

Commodity Chemicals - 0.1%
Dow, Inc.	3,153	95,504
LyondellBasell Industries NV - Class A	1,162	72,137
		167,641
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	205	107,654
Vulcan Materials Co.	478	128,376
		236,030
Copper - 0.1%
Freeport-McMoRan, Inc.	5,549	347,534

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	3,145	247,543

Gold Mining - 0.2%
Coeur Mining, Inc.	4,123	61,474
Newmont Corp.	4,349	407,545
Royal Gold, Inc.	338	67,042
		536,061
Industrial Gases - 0.4%
Air Products and Chemicals, Inc.	876	258,324

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Linde PLC	1,801	$861,562
		1,119,886
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	1,844	82,759
International Paper Co.	1,900	77,577
Packaging Corp. of America	297	73,014
Smurfit Westrock PLC	1,876	86,240
		319,590
Specialty Chemicals - 0.3%
Albemarle Corp.	471	55,409
Ecolab, Inc.	1,025	284,571
International Flavors & Fragrances, Inc.	947	75,021
PPG Industries, Inc.	885	97,810
Sherwin-Williams Co.	932	317,672
		830,483
Steel - 0.2%
Nucor Corp.	854	219,725
Reliance, Inc.	179	72,692
Steel Dynamics, Inc.	499	125,379
		417,796
Total Materials		4,270,178

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	1,154	169,419

Utilities - 2.1%
Electric Utilities - 1.3%
Alliant Energy Corp.	939	66,462
American Electric Power Co., Inc.	2,422	309,653
Constellation Energy Corp.	1,345	353,399
Duke Energy Corp.	3,012	377,795
Edison International	1,410	103,452
Entergy Corp.	1,693	182,201
Evergy, Inc.	853	70,807
Eversource Energy	1,367	97,864
Exelon Corp.	3,971	181,951
FirstEnergy Corp.	2,104	101,644
NextEra Energy, Inc.	8,307	722,044
NRG Energy, Inc.	781	104,880
PG&E Corp.	8,195	142,429
PPL Corp.	2,746	96,687
Southern Co.	4,357	411,911
Xcel Energy, Inc.	2,593	202,773
		3,525,952

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Gas Utilities - 0.1%
Atmos Energy Corp.	654	$112,998

Independent Power Producers & Energy Traders - 0.1%
Talen Energy Corp. (a)	184	61,474
Vistra Corp.	1,279	189,535
		251,009
Multi-Utilities - 0.5%
Ameren Corp.	1,112	121,886
CenterPoint Energy, Inc.	2,537	106,656
CMS Energy Corp.	1,323	95,243
Consolidated Edison, Inc.	1,334	145,206
Dominion Energy, Inc.	3,181	220,030
DTE Energy Co.	869	123,285
NiSource, Inc.	1,776	78,908
Public Service Enterprise Group, Inc.	1,846	141,551
Sempra	2,533	224,297
WEC Energy Group, Inc.	1,329	145,419
		1,402,481
Water Utilities - 0.1%
American Water Works Co., Inc.	853	114,447
Total Utilities		5,406,887
TOTAL COMMON STOCKS (Cost $200,224,369)		259,105,603

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Real Estate - 1.6%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,321	249,035
Equinix, Inc.	392	399,558
		648,593
Health Care REITs - 0.3%
Ventas, Inc.	1,940	181,410
Welltower, Inc.	2,696	632,050
		813,460
Industrial REITs - 0.2%
Prologis, Inc.	3,660	529,273

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	502	93,176
Equity Residential	1,392	92,499
Essex Property Trust, Inc.	187	53,134
Mid-America Apartment Communities, Inc.	441	58,362
		297,171

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,024	$125,255
VICI Properties, Inc.	3,994	105,242
		230,497
Retail REITs - 0.2%
Realty Income Corp.	3,787	241,876
Simon Property Group, Inc.	1,266	290,382
		532,258
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	877	129,831
Public Storage	602	195,150
		324,981
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	2,279	67,732
Sun Communities, Inc.	464	57,295
		125,027
Telecom Tower REITs - 0.2%
American Tower Corp.	1,864	323,143
Crown Castle, Inc.	1,693	129,176
SBA Communications Corp.	422	76,373
		528,692
Timber REITs - 0.0% (b)
Weyerhaeuser Co.	2,711	67,856
Total Real Estate		4,097,808
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,666,168)		4,097,808

RIGHTS - 0.0% (b)
Financials - 0.0% (b)
Asset Management & Custody Banks — 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(d)	780	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (e)	467,144	467,144
TOTAL MONEY MARKET FUNDS (Cost $467,144)		467,144

TOTAL INVESTMENTS - 100.0% (Cost $204,357,681)		$263,670,555
Other Assets in Excess of Liabilities - 0.0% (b)		84,317
TOTAL NET ASSETS - 100.0%		$263,754,872

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$263,670,555
Dividends receivable	123,577
Dividend tax reclaims receivable	1,051
Total assets	263,795,183

LIABILITIES:
Payable to adviser (See Note 3)	40,311
Total liabilities	40,311
NET ASSETS	$263,754,872

NET ASSETS CONSIST OF:
Paid-in capital	$205,439,609
Total distributable earnings	58,315,263
Total net assets	$263,754,872

Net assets	$263,754,872
Shares issued and outstanding (unlimited shares authorized without par value)	8,395,000
Net asset value per share	$31.42

COST:
Investments, at cost	$204,357,681

The accompanying notes are an integral part of these financial statements.

1

JLENS 500 JEWISH ADVOCACY U.S. ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,306,701
Total investment income	1,306,701

EXPENSES:
Investment advisory fee (See Note 3)	210,068
Total expenses	210,068
NET INVESTMENT INCOME (LOSS)	1,096,633

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,129,028)
In-kind redemptions	1,568,785
Net realized gain (loss)	439,757

Net change in unrealized appreciation (depreciation) on:
Investments	17,801,064
Net change in unrealized appreciation (depreciation)	17,801,064
Net realized and unrealized gain (loss)	18,240,821
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,337,454

The accompanying notes are an integral part of these financial statements.

2

JLENS 500 JEWISH ADVOCACY U.S. ETF
STATEMENT OF CHANGES IN NET ASSETS

	Period ended July 31, 2026 (Unaudited)	Period ended January 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$1,096,633	$1,544,199
Net realized gain (loss)	439,757	556,446
Net change in unrealized appreciation (depreciation)	17,801,064	29,110,536
Net increase (decrease) in net assets from operations	19,337,454	31,211,181

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,078,136)	(1,406,634)
Total distributions to shareholders	(1,078,136)	(1,406,634)

CAPITAL TRANSACTIONS:
Shares sold	38,901,138	155,204,636
Shares issued from in-kind contribution at inception (See Note 1)	—	27,844,040
Shares redeemed	(2,503,024)	(3,755,784)
ETF transaction fees (See Note 1)	—	1
Net increase (decrease) in net assets from capital transactions	36,398,114	179,292,893

NET INCREASE (DECREASE) IN NET ASSETS	54,657,432	209,097,440

NET ASSETS:
Beginning of the period	209,097,440	—
End of the period	$263,754,872	$209,097,440

SHARES TRANSACTIONS
Shares sold	1,280,000	6,220,000
Shares issued from in-kind contribution at inception (See Note 1)	—	1,115,000
Shares redeemed	(80,000)	(140,000)
Total increase (decrease) in shares outstanding	1,200,000	7,195,000

(a) Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

3

JLENS 500 JEWISH ADVOCACY U.S. ETF

FINANCIAL HIGHLIGHTS

	Period ended July 31, 2026 (Unaudited)	Period ended January 31, 2026 (a)
PER SHARE DATA:

Net asset value, beginning of period	$29.06	$24.97

INVESTMENT OPERATIONS:
Net investment income (b)	0.14	0.25
Net realized and unrealized gain (loss) on investments (c)	2.36	4.06
Total from investment operations	2.50	4.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.22)
Total distributions	(0.14)	(0.22)

ETF transaction fees per share	—	0.00 (d)
Net asset value, end of period	$31.42	$29.06

TOTAL RETURN (e)	8.62%	17.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$263,755	$209,097
Ratio of expenses to average net assets (f)	0.18%	0.18%
Ratio of net investment income (loss) to average net assets (f)	0.94%	1.00%
Portfolio turnover rate (e)(g)	2%	14%

(a)	Inception date of the Fund was February 26, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

4

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

JLens 500 Jewish Advocacy U.S. ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on February 26, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to track the total return, before fees and expenses, of the JLens 500 Jewish Advocacy U.S. Index. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on February 26, 2025, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $27,844,040 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of February 26, 2025, was $15,442,767, resulting in net unrealized appreciation on investments of $12,401,273 as of that date. As a result of the in-kind contribution, the Fund issued 1,115,000 shares at a $24.97 per share net asset value.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 20,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2026, and the period covered by these Notes to Financial Statements is from February 1, 2026 to July 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale
5

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

6

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Investments
Common Stocks	$259,105,603	$—	$—	$259,105,603
Real Estate Investment Trusts	4,097,808	—	—	4,097,808
Rights	—	—	0(b)	0(b)
Money Market Funds	467,144	—	—	467,144
Total Investments	$263,670,555	$—	$ 0(b)	$263,670,555

(a) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.
(b) Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change
7

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a Return of Capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational
8

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, these reclassifications result in adjustments to distributable earnings and paid-in capital accounts. For the fiscal period ended January 31, 2026, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(2,149,876)	$2,149,876

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.18% to the Adviser monthly based on average daily net assets.

JLens (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer
9

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$7,875,812	$4,975,221

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$35,956,907	$2,322,330

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended January 31, 2026, were as follows:

Tax cost of Investments	$167,667,752
Gross tax unrealized appreciation	48,142,204
Gross tax unrealized depreciation	(6,808,316)
Net tax unrealized appreciation (depreciation)	$41,333,888
Undistributed ordinary income	137,565
Undistributed long-term gain	—
Total distributable earnings	137,565
Other accumulated gain (loss)	(1,415,508)
Total accumulated gain (loss)	$40,055,945

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended January 31, 2026, the Fund did not defer any post-October capital or late-year losses.

For the fiscal period ended January 31, 2026, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(1,060,928)	$(354,580)

For the Current Fiscal Period, the Fund did not pay foreign withholding taxes.

10

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period and the fiscal period ended January 31, 2026, were as follows:

Ordinary Income
Current Fiscal Period (Unaudited)	Fiscal Period Ended January 31, 2026 (a)
$1,078,136	$1,406,634

(a) Inception date of the Fund was February 26, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Fund's financial statements.
11

JLENS 500 JEWISH ADVOCACY U.S. ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended January 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended January 31, 2026, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2026